Capital resources (Tables)	12 Months Ended
Dec. 31, 2017
Capital resources
Schedule of regulatory capital

	PRA transitional basis
	2017	2016
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	48,330	48,609
Preference shares - equity	(2,565)	(2,565)
Other equity instruments	(4,058)	(4,582)
	41,707	41,462

Regulatory adjustments and deductions
Own credit	(90)	(304)
Defined benefit pension fund adjustment	(287)	(208)
Cash flow hedging reserve	(227)	(1,030)
Deferred tax assets	(849)	(906)
Prudential valuation adjustments	(496)	(532)
Goodwill and other intangible assets	(6,543)	(6,480)
Expected losses less impairments	(1,286)	(1,371)
Other regulatory adjustments	28	(8)
	(9,750)	(10,839)

CET1 capital	31,957	30,623

Additional Tier 1 (AT1) capital
Eligible AT1	4,041	4,041
Qualifying instruments and related share premium subject to phase out	3,416	5,416
Qualifying instruments issued by subsidiaries and held by third parties	140	339
AT1 capital	7,597	9,796

Tier 1 capital	39,554	40,419

Qualifying Tier 2 capital
Qualifying instruments and related share premium	6,501	7,066
Qualifying instruments issued by subsidiaries and held by third parties	1,876	4,818
Tier 2 capital	8,377	11,884
Total regulatory capital	47,931	52,303